Commitment (Zeta Acquisition Corp III)	12 Months Ended
Dec. 31, 2014
Zeta Acquisition Corp III
Commitment
6.	Commitment
The Company utilizes the office space and equipment of an officer and director at no cost on a month-to-month basis. Management estimates such amounts to be di minimis.